Intangible assets, net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Estimated amortization expenses
2024	¥ 12,885
2025	10,368
2026	9,465
2027	8,858
2028	8,858
Thereafter	19,344
Intangible assets, net	¥ 69,778	$ 9,828	¥ 7,552